Factoring and Security Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Factoring and Security Agreement

9. Factoring and Security Agreement

On June 13, 2013, the Company entered into a factoring and security agreement (Factoring and Security Agreement) with a third-party that enabled the Company to sell its entire interest in certain accounts receivable up to $5,000,000. Under the Factoring and Security Agreement, 15% of the sales proceeds were to be held back by the purchaser until collection of such receivables. Such holdbacks were not considered legal securities, nor were they certificated. Upon the sale of the receivable, the Company did not maintain servicing. The purchaser may have required the Company to repurchase accounts receivable if (i) the payment was disputed by the account debtor, with the purchaser being under no obligation to determine the bona fides of such dispute; (ii) the account debtor had become insolvent or (iii) upon the effective date of the termination of the Factoring and Security Agreement. The purchaser would retain its security interest in any accounts repurchased by the Company. The Factoring and Security Agreement was secured by all of the Company’s personal property and fixtures, and proceeds thereof, including accounts receivable, inventory, equipment and general intangibles other than intellectual property. Upon sale of the receivable, the Company may have elected to set up a reserve where upon the cash for the sale remained with the third-party and the Company could draw on the available amount on the reserve account at any time. The Company elected to utilize the reserve account. On November 11, 2013, the Company terminated the Factoring and Security Agreement effective January 10, 2014.

The Company accounted for sales of accounts receivable under the Factoring and Security Agreement as a secured borrowing in accordance with ASC 860, Transfers and Servicing (ASC 860). As of March 31, 2014, there was no balance in accounts receivable that was transferred under this arrangement. As of December 31, 2013, the Company had $479,000 included in accounts receivable that were transferred under this arrangement. As of March 31, 2014 and December 31, 2013, the Company did not have excess funds available on the reserve account and did not have secured borrowings outstanding under the arrangement.

7. Factoring and Security Agreement

On June 13, 2013, the Company entered into a factoring and security agreement (Factoring and Security Agreement) with a third-party that would enable the Company to sell the entire interest in certain accounts receivable up to $5,000,000. Under the Factoring and Security Agreement, 15% of the sales proceeds will be held back by the purchaser until collection of such receivables. Such holdbacks are not considered legal securities, nor are they certificated. Upon the sale of the receivable, the Company will not maintain servicing. The purchaser may require the Company to repurchase accounts receivable if (i) the payment is disputed by the account debtor, with the purchaser being under no obligation to determine the bona fides of such dispute; (ii) the account debtor has become insolvent or (iii) upon the effective date of the termination of the Factoring and Security Agreement. The purchaser will retain its security interest in any accounts repurchased by the Company. The Factoring and Security Agreement is secured by all of the Company’s personal property and fixtures, and proceeds thereof, including accounts receivable, inventory, equipment and general intangibles other than intellectual property. Upon sale of the receivable, the Company may elect to set up a reserve where upon the cash for the sale remains with the third-party and the Company can draw on the available amount on the reserve account at any time. The Company elected to utilize the reserve account. On November 11, 2013, the Company terminated the Factoring and Security Agreement effective January 10, 2014.

The Company accounted for sales of accounts receivable under the Factoring and Security Agreement as a secured borrowing in accordance with ASC 860, Transfers and Servicing (ASC 860). As of December 31, 2013, the Company had $479,000 included in accounts receivable that were transferred under this arrangement. As of December 31, 2013, the Company did not have excess funds available on the reserve account and did not have secured borrowings outstanding under the arrangement.